Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended			4 Months Ended	7 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2021		Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020		Sep. 30, 2021		Sep. 30, 2020		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Cash Flows from Operating Activities:
Net loss	$ (844,262,000)		$ (999,460,000)				$ (3,828,967,000)		$ (2,665,537,000)		$ (3,833,857,000)		$ (3,774,887,000)		$ (1,927,419,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	170,816,000		197,964,000				535,157,000		588,120,000		779,368,000		589,914,000		313,514,000
Impairment of property and equipment									3,541,000		3,066,000		63,128,000		29,572,000
Impairment/(gain on sale) of goodwill, intangibles and other assets	87,541,000		253,625,000				629,126,000		809,584,000		1,355,921,000		335,006,000
Non-cash transaction with principal shareholder							428,289,000						185,000,000
Loss on extinguishment of debt	0		1,041,000				0		77,336,000		77,336,000
Stock-based compensation expense							164,023,000		55,865,000		62,776,000		358,969,000		69,400,000
Cash paid to settle employee stock awards									(3,141,000)		(3,141,000)				(13,939,000)
Issuance of stock for services rendered							(2,272,000)		14,995,000		7,893,000		20,367,000		18,957,000
Non-cash interest expense							157,787,000		119,603,000		172,112,000		14,917,000		127,716,000
Provision for allowance for doubtful accounts							20,033,000		53,549,000		67,482,000		22,221,000		6,722,000
Income (loss) from equity method and other investments	(5,096,000)		(2,526,000)				19,414,000		44,585,000		44,788,000		32,206,000		12,638,000
Distribution of income from equity method and other investments							3,210,000				4,191,000
Foreign currency gain (loss)							140,784,000		37,936,000		(149,196,000)		(30,915,000)		80,587,000
Change in fair value of financial instruments							343,360,000		(805,863,000)		(819,647,000)		(239,145,000)
Contingent consideration fair market value adjustment									(122,000)		(122,000)		(60,667,000)		76,439,000
Changes in operating assets and liabilities:
Operating lease right-of-use assets							1,161,406,000		646,995,000		1,024,709,000		(5,850,744,000)
Current and long-term lease obligations							(1,252,360,000)		724,205,000		502,025,000		7,672,358,000
Deferred rent															1,278,348,000
Lease incentive receivable															(121,734,000)
Deferred lease acquisition costs															(40,352,000)
Accounts receivable and accrued revenue							(10,624,000)		(46,425,000)		(32,749,000)		(175,262,000)		(69,403,000)
Other assets							(37,506,000)		(48,651,000)		(28,148,000)		(126,870,000)		(211,690,000)
Accounts payable and accrued expenses							32,961,000		(92,228,000)		(164,190,000)		390,609,000		147,627,000
Deferred revenue							(38,279,000)		61,489,000		32,803,000		90,445,000		54,782,000
Other liabilities							(6,377,000)		6,349,000		39,731,000		38,840,000		1,618,000
Deferred income taxes							1,720,000		119,000		(159,000)		(3,734,000)		(10,112,000)
Net cash provided by (used in) operating activities							(1,539,115,000)		(417,696,000)		(857,008,000)		(448,244,000)		(176,729,000)
Cash Flows from Investing Activities
Purchases of property and equipment							(202,589,000)		(1,252,833,000)		(1,441,232,000)		(3,488,086,000)		(2,055,020,000)
Capitalized software							(29,433,000)		(18,538,000)		(22,614,000)		(40,735,000)		(8,891,000)
Sale of software license															9,000,000
Change in security deposits with landlords							3,778,000		(3,094,000)		526,000		(140,071,000)		(95,463,000)
Proceeds from asset divestitures and sale of investments, net of cash divested							10,832,000		1,170,766,000		1,172,860,000		16,599,000		2,202,000
Contributions to investments							(26,704,000)		(93,357,000)		(99,146,000)		(80,674,000)		(121,626,000)
Loans to employees and related parties													(5,580,000)		(1,859,000)
Cash used for acquisitions, net of cash acquired													(1,036,973,000)		(204,141,000)
Deconsolidation of cash of ChinaCo, net of cash received											(54,481,000)
Net cash provided by (used in) investing activities							(244,116,000)		(197,056,000)		(444,087,000)		(4,775,520,000)		(2,475,798,000)
Cash Flows from Financing Activities:
Principal payments for property and equipment acquired under finance leases							(3,397,000)		(2,959,000)		(4,021,000)		(3,590,000)		(1,869,000)
Proceeds from issuance of debt									34,309,000		34,309,000		662,395,000		768,795,000
Proceeds from LC Debt Facility							698,705,000
Proceeds from unsecured related party debt							1,000,000,000		600,000,000		1,200,000,000
Proceeds from issuance of convertible related party liabilities													4,000,000,000		1,000,000,000
Repayments of debt							(349,011,000)		(813,140,000)		(813,140,000)		(3,088,000)		(1,085,000)
Repayment of security deposit loan							(7,942,000)
Bond repurchase													(32,352,000)
Debt and equity issuance costs									(11,578,000)		(12,039,000)		(71,075,000)		(23,227,000)
Loans payable to related parties							2,417,000		149,000						(27,552,000)
Proceeds from exercise of stock options and warrants							2,417,000		149,000		212,000		38,823,000		3,505,000
Proceeds from issuance of noncontrolling interests							30,000,000		100,628,000		100,628,000		538,934,000		747,907,000
Distributions to noncontrolling interests									(317,611,000)		(319,860,000)		(40,000,000)
Payments for contingent consideration and holdback of acquisition proceeds							(2,523,000)		(35,706,000)		(39,701,000)		(38,280,000)		(14,436,000)
Proceeds relating to contingent consideration and holdbacks of disposition proceeds							12,177,000				613,000
Additions to members' service retainers							330,358,000		305,432,000		382,184,000		703,265,000		359,634,000
Refunds of members' service retainers							(291,828,000)		(455,530,000)		(575,999,000)		(497,761,000)		(153,203,000)
Net cash provided by (used in) financing activities							1,418,956,000		(596,006,000)		(46,814,000)		5,257,271,000		2,658,469,000
Effects of exchange rate changes on cash, cash equivalents and restricted cash							(1,359,000)		(4,301,000)		1,374,000		3,239,000		(13,119,000)
Net decrease in cash							(365,634,000)		(1,215,059,000)		(1,346,535,000)		36,746,000		(7,177,000)
Cash - beginning of the period							800,535,000	[1],[2]	1,340,140,000	[2]	1,340,140,000	[2]	1,744,209,000
Cash - end of the period	477,244,000	[1]	876,323,000	$ 876,323,000	$ 800,535,000	[1],[2]	477,244,000	[1]	876,323,000		800,535,000	[1],[2]	1,340,140,000	[2]	1,744,209,000
Cash, cash equivalents and restricted cash—Beginning of period							854,153,000		2,200,688,000		2,200,688,000		2,163,942,000		2,171,119,000
Cash, cash equivalents and restricted cash—End of period	488,519,000		985,629,000	985,629,000	854,153,000		488,519,000		985,629,000		854,153,000		2,200,688,000		2,163,942,000
Supplemental Cash Flow Information
Cash paid during the period for interest							138,029,000		70,430,000		120,234,000		74,195,000		41,326,000
Cash and cash equivalents	477,244,000	[1]	876,323,000	876,323,000	800,535,000	[1],[2]	477,244,000	[1]	876,323,000		800,535,000	[1],[2]	1,340,140,000	[2]	1,744,209,000
Restricted cash	11,275,000		109,306,000	109,306,000	53,618,000		11,275,000		109,306,000		53,618,000		856,255,000		419,733,000
Cash and cash equivalents held for sale													1,138,000
Restricted cash held for sale													3,155,000
Cash, cash equivalents and restricted cash	488,519,000		985,629,000	985,629,000	854,153,000		488,519,000		985,629,000		854,153,000		2,200,688,000		2,163,942,000
Cash paid for income taxes											29,376,000		27,989,000		4,376,000
Cash received for operating lease incentives — tenant improvement allowances							306,413,000		1,062,704,000		1,331,660,000		1,134,216,000		673,415,000
Cash received for operating lease incentives — broker commissions							670,000		15,830,000		17,583,000		64,246,000		30,627,000
Supplemental Disclosure of Non-cash Investing & Financing Activities:
Property and equipment included in accounts payable and accrued expenses							78,795,000		279,485,000		198,040,000		642,161,000		485,037,000
Conversion of related party liabilities to into Preferred Stock							711,786,000
Additions to property and equipment from non-cash capitalized interest and amortization of deferred financing costs											7,436,000		36,699,000
Issuance of shares for goods received capitalized in property and equipment											390,000		1,100,000		1,087,000
Issuance of stock in connection with acquisitions											217,000		198,521,000		274,118,000
Acquisition consideration holdback included in other liabilities											1,593,000		45,043,000		43,156,000
Transfer of assets to held for sale													134,958,000
Transfer of liabilities related to assets held for sale													25,442,000
Consideration holdbacks and other receivables relating to dispositions											20,500,000
Decrease in consolidated total assets resulting from the deconsolidation of ChinaCo (excluding amounts that previously eliminated in consolidation)											1,764,458,000
Decrease in consolidated total liabilities resulting from the deconsolidation of ChinaCo (excluding amounts that previously eliminated in consolidation)											1,983,631,000
Conversion of net intercompany receivables into equity method investment in ChinaCo, at fair value											26,330,000
Conversion of equity method investment to equity in consolidated 424 Fifth Venture													50,000,000
Transfer of acquisition deposit to contribution to equity method investment															$ 52,858,000
Non-cash settlement of employee loans											14,736,000		21,666,000
Non-cash transaction with principal shareholder							428,289,000						185,000,000
Warrants issued as debt issuance costs													853,317,000
Conversion of related party liabilities to into capital											21,641,000		2,697,522,000
Creator Awards production services reimbursement obligation payable to SoftBank reclassified to additional paid-in capital									21,641,000
Distribution of investment to noncontrolling interest holder									6,646,000		6,646,000
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities							1,720,517,000		1,560,186,000		2,289,691,000		1,551,573,000
Cash paid for interest relating to finance leases in operating activities							3,225,000		3,533,000		4,676,000		4,622,000
Cash paid for principal relating to finance leases in financing activities							3,398,000		2,959,000		4,021,000		3,590,000
Right-of-use assets obtained in exchange for finance lease obligations							866,000		920,000		920,000		14,803,000
Right-of-use assets obtained in exchange for operating lease obligations, net of modifications and terminations							(1,279,474,000)		177,409,000		(106,796,000)		$ 9,304,066,000
BOWX ACQUISITION CORP [Member]
Cash Flows from Operating Activities:
Net loss	6,935,762		(1,314,096)	(1,337,561)	(4,810,316)		(9,865,099)		(2,022,313,000)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party				381	381
Change in fair value of warrant liabilities	(9,794,399)		1,243,733	1,243,733	4,664,000		2,876,133
Offering costs associated with private placement warrants	0		9,344	9,344	9,344		0
Net gain from investments held in Trust Account				(83,554)	(227,051)		(66,301)
Changes in operating assets and liabilities:
Prepaid expenses				(456,593)	(372,265)		131,707
Accounts payable				6,115	315		376,416
Accrued expenses				(5,000)	1,695		5,714,480
Due to related party					(147)
Accrued income tax				2,347	12,010		(12,010)
Franchise tax payable				72,379	122,242		(48,931)
Net cash provided by (used in) operating activities				(548,409)	(599,792)		(893,605)
Cash Flows from Investing Activities
Cash deposited in Trust Account				(483,000,000)	(483,000,000)		0
Interest released from Trust Account							214,711
Net cash provided by (used in) investing activities				(483,000,000)	(483,000,000)		214,711
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross				483,000,000	483,000,000		0
Proceeds received from private placement				11,660,000	11,660,000		0
Offering costs paid				(9,943,684)	(9,943,684)		(26,169,980)
Proceeds from unsecured related party debt					45,000
Repayments of debt					(195,475)
Loans payable to related parties				(195,475)			0
Net cash provided by (used in) financing activities				484,520,841	484,520,841		0
Net decrease in cash				972,432	921,049		(678,894)
Cash - beginning of the period							921,049
Cash - end of the period	242,155		972,432	972,432	921,049		242,155		972,432		921,049
Supplemental Cash Flow Information
Cash and cash equivalents	$ 242,155		972,432	972,432	921,049		242,155		$ 972,432		$ 921,049
Cash paid for income taxes							34,957
Supplemental disclosure of noncash activities:
Offering costs paid by related party in exchange for issuance of Class B common stock				25,000	25,000
Offering costs included in accrued expenses				75,000	75,000
Offering costs included in note payable				195,094	195,094
Deferred underwriting commissions in connection with the initial public offering				$ 16,905,000	16,905,000		0
Warrant liabilities					8,628,400
Accretion on Class A common stock subject to possible redemption amount			$ 26,169,980		$ 26,169,980		$ 26,169,980

[1]	The Company’s condensed consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of September 30, 2021 and December 31, 2020, total assets of consolidated VIEs, after intercompany eliminations, were $2.9 billion and $2.1 billion, respectively, including $100.7 million and $166.6 million of cash and cash equivalents, respectively, and $10.1 million and $10.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $2.5 billion and $1.7 billion as of September 30, 2021 and December 31, 2020, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $13.5 million and $14.6 billion as of September 30, 2021 and December 31, 2020, respectively, provided by Legacy WeWork to certain landlords of the VIEs. See Note 5 for additional details.
[2]	The Company’s consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of December 31, 2020 and 2019, total assets of consolidated VIEs, after intercompany eliminations, were $2.1 billion and $6.7 billion respectively, including $166.6 million and $417.7 million of cash and cash equivalents, respectively, and $10.0 million and $94.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $1.7 billion and $5.4 billion as of December 31, 2020 and 2019, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $14.6 million and $36.3 million as of December 31, 2020 and 2019, respectively, provided by WeWork Inc. to certain landlords of the VIEs. See Note 6 for additional details.